Stockholders' Equity (Details) - USD ($) $ in Millions										12 Months Ended
	Dec. 09, 2015	Nov. 30, 2015	Aug. 18, 2015	May 22, 2015	Dec. 08, 2014	Sep. 08, 2014	Jun. 04, 2014	May 28, 2014	Mar. 12, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	May 04, 2016
Class of Stock [Line Items]
Shares sold by certain selling stockholders		9,200,000	12,900,000	11,500,000
Amount remaining under repurchase program												$ 642
Additional amount authorized under repurchase program													$ 750
Secondary Offering Shares
Class of Stock [Line Items]
Shares sold by certain selling stockholders		8,000,000	11,250,000	10,000,000	15,000,000	15,000,000		15,000,000	10,000,000
Overallotment Shares
Class of Stock [Line Items]
Shares sold by certain selling stockholders	1,200,000		1,687,500	1,500,000	2,250,000	0	2,250,000		1,500,000
Exercise period for option to purchase additional shares										30 days	30 days